Schedule of Investments (unaudited) May 31, 2019	iShares® 1-3 Year Treasury Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

U.S. Government Obligations

U.S. Government Obligations — 99.4%
U.S. Treasury Note/Bond
1.13%, 03/31/20	$3	$2,971
1.13%, 04/30/20	1	990
1.13%, 02/28/21	227,367	223,938,733
1.13%, 08/31/21	790,352	776,366,476
1.25%, 03/31/21	626,875	618,622,484
1.25%, 10/31/21	59,600	58,654,781
1.38%, 02/29/20	4	3,575
1.38%, 03/31/20	19	18,858
1.38%, 04/30/20	450	446,326
1.38%, 05/31/20	15,521	15,388,829
1.38%, 08/31/20	1,834	1,816,950
1.38%, 09/30/20	42,496	42,085,980
1.38%, 01/31/21	215,512	213,230,603
1.38%, 04/30/21	672,344	664,806,392
1.50%, 04/15/20	1	993
1.50%, 05/15/20	1,293	1,283,858
1.50%, 05/31/20	367,334	364,693,787
1.50%, 06/15/20	455,478	452,097,497
1.50%, 07/15/20	378,120	375,210,249
1.50%, 01/31/22	180,488	178,549,164
1.63%, 03/15/20	1	995
1.63%, 06/30/20	898,556	892,834,723
1.63%, 07/31/20	81,577	81,051,211
1.63%, 10/15/20	37,065	36,836,239
1.63%, 11/30/20	371,562	369,138,138
1.75%, 10/31/20	37,065	36,898,497
1.75%, 12/31/20	7,732	7,697,568
1.75%, 11/30/21	45,470	45,276,397
1.75%, 02/28/22	199,120	198,209,960
1.75%, 03/31/22	120,384	119,847,916
1.75%, 05/31/22	88,000	87,590,937
1.88%, 06/30/20	304,792	303,696,654
1.88%, 01/31/22	250,091	249,778,386
1.88%, 02/28/22	125,060	124,913,445
1.88%, 03/31/22	3,350	3,348,568
1.88%, 04/30/22	461,400	460,895,344
1.88%, 05/31/22	74,000	73,927,735
2.00%, 07/31/20	724,599	722,957,334
2.00%, 09/30/20	217,729	217,397,303
2.00%, 11/30/20	682,418	681,938,178
2.00%, 02/28/21	526,929	526,867,449
2.00%, 05/31/21	136,510	136,611,316
2.00%, 08/31/21	343,734	344,203,950
2.00%, 10/31/21	336,198	336,788,972
2.00%, 12/31/21	95,038	95,279,307
2.13%, 08/31/20	1,171,306	1,171,214,498
2.13%, 01/31/21	400,876	401,533,685

Security	Par/ Shares (000)	Value

U.S. Government Obligations (continued)
2.13%, 06/30/21	$42,994	$43,151,869
2.13%, 08/15/21	470,609	472,465,698
2.13%, 09/30/21	72,850	73,168,719
2.13%, 05/15/22	476,000	479,086,565
2.25%, 02/29/20	1	999
2.25%, 03/31/21	358,814	360,467,910
2.25%, 04/30/21	1,731,434	1,740,632,243
2.25%, 07/31/21	151,424	152,388,145
2.25%, 04/15/22	361,945	365,423,471
2.38%, 04/30/20	53	53,041
2.38%, 12/31/20	375,406	377,327,024
2.38%, 03/15/21	40,848	41,122,448
2.50%, 12/31/20	6,002	6,044,671
2.50%, 01/15/22	870,512	883,229,641
2.50%, 02/15/22	900,438	914,366,650
2.63%, 08/15/20	45,303	45,561,368
2.63%, 11/15/20	756,927	763,017,901
2.63%, 06/15/21	241,050	244,345,607
2.63%, 07/15/21	153,048	155,194,259
2.63%, 12/15/21	3,275	3,333,336
2.75%, 08/15/21	430,419	437,866,962
2.75%, 09/15/21	265,684	270,634,338
2.88%, 10/15/21	624,739	638,331,646
2.88%, 11/15/21	379,823	388,369,017
3.50%, 05/15/20	3,831	3,875,146
3.63%, 02/15/21	3,650	3,747,523
8.13%, 05/15/21	2,000	2,232,734
8.75%, 08/15/20	134,763	145,228,189

		20,724,621,321

Total U.S. Government Obligations — 99.4% (Cost: $20,562,731,979)		20,724,621,321

Short-Term Investments

Money Market Funds — 0.2%
BlackRock Cash Funds: Treasury, SL Agency Shares,
2.33%(a)(b)	50,377	50,376,641

Total Short-Term Investments — 0.2% (Cost: $50,376,641)		50,376,641

Total Investments in Securities — 99.6% (Cost: $20,613,108,620)		20,774,997,962

Other Assets, Less Liabilities — 0.4%		83,746,202

Net Assets — 100.0%		$20,858,744,164

(a)	Affiliate of the Fund.
(b)	Annualized 7-day yield as of period-end.

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Schedule of Investments (unaudited) (continued) May 31, 2019	iShares® 1-3 Year Treasury Bond ETF

Affiliates

Investments in issuers considered to be affiliates of the Fund during the three months ended May 31, 2019, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 02/28/19 (000)	Net Activity (000)	Shares Held at 05/31/19 (000)	Value at 05/31/19	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Treasury, SL Agency Shares	44,381	5,996	50,377	$50,376,641	$170,552	(a)	$—	$—

(a)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of May 31, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
U.S. Government Obligations	$—	$20,724,621,321	$—	$20,724,621,321
Money Market Funds	50,376,641	—	—	50,376,641

	$50,376,641	$20,724,621,321	$—	$20,774,997,962

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